Long-term debt - Summary of Future Minimum Lease Payments for Capital Leases (Detail) $ in Thousands	Mar. 30, 2019 USD ($)
Debt Disclosure [Abstract]
2020	$ 202
2021	158
2022	137
2023	78
Thereafter	0
Total minimum lease payments	575
Less imputed interest	99
Total	$ 476